SUPPLEMENTARY DATA (Summary of Amortization and Impairment of Content Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY DATA [Abstract]
Content production amortization expense - assets monetized individually	$ 5,262	$ 5,028
Content production amortization expense - assets monetized as a film group	22,260	19,944	$ 15,099
Total amortization and impairment of content costs	$ 27,522	$ 24,972	$ 15,099